Goodwill & Intangible Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill & Intangible Assets, Net [Line Items]
Interim testing				$ 7,420	$ 50,878
Goodwill impairment charge					172
Goodwill	$ 7,420				7,420	$ 58,298
Amortization Expense			$ 10,612	10,612	10,607
Impairment of the Goodwill related to the acquisition of Nanox AI [Member]
Goodwill & Intangible Assets, Net [Line Items]
Interim testing				$ 365
AI Solutions Reporting Unit [Member]
Goodwill & Intangible Assets, Net [Line Items]
Interim testing		$ 51,243
Internal cash flows forecasts		5 years		7 years
Long term future growth rate		3.00%		3.00%
Discount rate	22.50%	22.00%		22.70%
Goodwill impairment charge	$ 36,540	$ 14,338		$ 365
Percentage of fair value of reporting unit decreased below its carrying value	34.44%	11.61%
Remaining amount of goodwill		$ 36,905
Goodwill	$ 365				$ 365
Impairment of the Goodwill related to the acquisition of USARAD [Member]
Goodwill & Intangible Assets, Net [Line Items]
Interim testing				$ 7,055
Radiology Services Reporting Unit [Member]
Goodwill & Intangible Assets, Net [Line Items]
Internal cash flows forecasts	5 years			8 years
Long term future growth rate	3.00%			3.00%
Discount rate	27.50%			27.90%
Goodwill impairment charge				$ 7,055
Percentage of fair value of reporting unit exceeded its carrying amount	5.30%				5.30%
Fair value of reporting unit	$ 7,055				$ 7,055